Note 21	12 Months Ended
Dec. 31, 2025
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Disclosure of non current assets and liabilities and disposal groups classified as held for sale [Text Block]	Non-current assets and disposal groups classified as held for sale and liabilities included in disposal groups classified as held for sale
The composition of the balances under the headings “Non-current assets and disposal groups classified as held for sale” and “Liabilities included in disposal groups classified as held for sale” in the consolidated balance sheets, broken down by the origin of the assets, is as follows:

NON-CURRENT ASSETS AND DISPOSAL GROUPS CLASSIFIED AS HELD FOR SALE AND LIABILITIES INCLUDED IN DISPOSAL GROUPS CLASSIFIED AS HELD FOR SALE. BREAKDOWN BY ITEMS (MILLIONS OF EUROS)

	2025	2024	2023
ASSETS
Foreclosures and recoveries	743	847	943
Other assets from tangible assets ⁽¹⁾	473	618	1,026
Companies held for sale	55	55	43
Accrued amortization ⁽²⁾	(58)	(46)	(84)
Impairment losses ⁽¹⁾	(504)	(645)	(1,005)
Total	709	828	923
LIABILITIES
Companies held for sale	—	—	—
Total	—	—	—
(1) The variation is mainly due to sales of properties by the companies Tree Inversiones Inmobiliarias, SOCIMI, S.A. and Banco Bilbao Vizcaya Argentaria, S.A.
(2) Corresponds to the accumulated depreciation of assets before their classification as "Non-current assets and disposal groups classified as held for sale".
Non-current assets and disposal groups classified as held for sale
The changes in the balances of “Non-current assets and disposal groups classified as held for sale” in 2025, 2024 and 2023, are as follows:

NON-CURRENT ASSETS AND DISPOSAL GROUPS CLASSIFIED AS HELD FOR SALE (MILLIONS OF EUROS)

	Notes	Foreclosed assets			Property, Plant and Equipment (1)			Companies held for sale			Total
		2025	2024	2023	2025	2024	2023	2025	2024	2023	2025	2024	2023
Cost (a)
Balance at the beginning		847	943	1,070	572	943	970	55	43	39	1,473	1,928	2,078
Additions		145	250	190	2	18	2	—	15	—	147	283	192
Contributions from merger transactions		—	—	—		—	—	—	—	—	—	—	—
Retirements (sales and other decreases)		(226)	(338)	(323)	(178)	(446)	(34)	—	—	—	(404)	(784)	(357)
Transfers, other movements and exchange differences		(23)	(8)	6	19	57	5	1	(3)	4	(3)	46	15
Disposals by companies held for sale		—	—	—		—	—		—	—	—	—	—
Balance at the end		743	847	943	415	572	943	55	55	43	1,213	1,473	1,928
Impairment (b)
Balance at the beginning		237	299	356	409	706	701	—	—	—	645	1,005	1,057
Additions	50	11	24	16	25	59	27	—	—	—	36	83	42
Additions transfer to discontinued operations			—	—		—	—	—	—	—	—	—	—
Contributions from merger transactions			—	—		—	—	—	—	—	—	—	—
Retirements (sales and other decreases)		(62)	(91)	(89)	(140)	(352)	(22)	—	—	—	(202)	(443)	(111)
Other movements and exchange differences		33	5	16	(9)	(5)	1	—	—	—	24	—	17
Disposals by companies held for sale			—	—		—	—	—	—	—	—	—	—
Balance at the end		219	237	299	285	409	706	—	—	—	504	645	1,005
Balance at the end of net carrying value (a)-(b)		524	610	644	130	163	236	55	55	43	709	828	923
(1) Net of accumulated amortization until assets were reclassified as “Non-current assets and disposal groups classified as held for sale”.

As indicated in Note 2.2.6, “Non-current assets and disposal groups held for sale” and “Liabilities included in disposal groups classified as held for sale” are valued at the lower amount between its fair value less costs to sell and its carrying amount. As of December 31, 2025, 2024 and 2023 practically all of the carrying amount of the assets recorded at fair value on a non-recurring basis equals their fair value.
Assets from foreclosures or recoveries
As of December 31, 2025, 2024 and 2023, assets from foreclosures and recoveries, net of impairment losses, by nature of the asset, amounted to €356 million, €404 million and €460 million in assets for residential use; €139 million, €169 million and €154 million in assets for tertiary use (industrial, commercial or office) and €28 million, €31 million and €26 million in assets for agricultural use, respectively.
During the years 2025, 2024 and 2023, certain sale transactions for these assets were financed by Group companies. The amount of loans granted to the buyers of these assets in those years amounted to €17 million, €12 million and €22 million, respectively; with an average financing of 43% of the sales price during 2025.
As of December 31, 2025, 2024 and 2023, the amount of the profits arising from the sale of assets financed by Group companies that are not recognized in the consolidated income statement is not significant.